Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Effective Income Taxes Rate

The effective tax rate (as a percentage of income before taxes) is reconciled to the U.S. federal statutory rate as follows as of December 31, 2013 and 2012, respectively:

	For the year ended December 31,
	2013	2012
Income tax expense (benefit) at the applicable federal rate (34%)	$(1,217)	$(823)
Permanent differences	95	—
Return to provision	4	—
Change in valuation allowance	332	823
BVI NOL elimination	787	—
Foreign rate differential	(1)	—
Income tax expense (benefit)	$—	$—

Schedule of Deferred Income Tax Assets

The tax effects of the temporary differences between financial statement income and taxable income are recognized as a deferred tax asset and liabilities. Significant components of the deferred tax asset and liability as of December 31, 2013 and 2012 respectively are:

	As of December 31,
	2013	2012
Deferred assets
Stock-based compensation	$26	$—
Accrued vacation	22	—
Net operating loss carryforwards	1,161	823
Total deferred tax assets	1,209	823
Deferred liabilities
Prepaids	(48)	—
Equipment	(6)	—
Total deferred tax liabilities	(54)	—
Net deferred tax asset	1,155	823
Valuation allowance	(1,155)	(823)
Total net deferred tax assets	$—	$—